Segmented Information - Schedule of Gross Revenue by Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Gross revenue	$ 5,677.2	$ 4,576.8
Infrastructure
Disclosure of products and services [line items]
Gross revenue	1,597.6	1,266.2
Environmental Services
Disclosure of products and services [line items]
Gross revenue	1,250.9	831.7
Water
Disclosure of products and services [line items]
Gross revenue	1,137.2	994.8
Buildings
Disclosure of products and services [line items]
Gross revenue	1,027.7	904.8
Energy & Resources
Disclosure of products and services [line items]
Gross revenue	$ 663.8	$ 579.3